UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
4/30/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)

AL State Port Auth. Docks Fac. Rev. Bonds, 6s, 10/1/40	A-	$1,000,000	$1,181,400

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5s, 9/1/46	A3	750,000	955,853

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,744,830

			3,882,083
Alaska (0.9%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25 (Prerefunded 8/1/17)	AAA	3,420,000	3,604,509

			3,604,509
Arizona (4.9%)

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/44	AA-	2,000,000	2,279,140

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	1,000,000	1,099,670

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA	750,000	839,558

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,382,656

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co. Cholla Pwr. Plant), Ser. E, 5 3/4s, 6/1/34	A2	3,250,000	3,262,350

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	1,400,000	1,624,896

Salt River, Rev. Bonds (Agricultural Impt. & Pwr. Dist. Elec. Syst.), Ser. A, 5s, 12/1/45	Aa1	2,900,000	3,436,181

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	Baa1	1,000,000	1,282,230

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	AA	2,000,000	2,266,880

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, U.S. Govt. Coll., 6 1/2s, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,750,000	2,049,670

			20,523,231
California (13.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6 1/8s, 7/1/41	BBB+/F	500,000	578,795

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5s, 4/1/33	AA-	800,000	946,192

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,132,440

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa1	1,000,000	1,162,950
(Biola U.), 5s, 10/1/38	Baa1	1,200,000	1,353,240

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5 7/8s, 5/15/29	AA-	1,500,000	1,718,715

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	3,500,000	4,073,440
5s, 11/1/43	Aa3	1,000,000	1,181,060
5s, 2/1/38	Aa3	3,000,000	3,544,140

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	1,000,000	1,154,710

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A1	3,000,000	3,433,530
Ser. G-1, 5 1/4s, 10/1/23	A1	3,000,000	3,393,780

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB-	2,000,000	2,316,740
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,675,876
AGM, 5s, 11/15/44	AA	500,000	569,520

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5 1/2s, 9/1/30	BBB+	775,000	895,466

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, AMBAC, zero %, 6/1/24	A1	5,000,000	4,160,250

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. A, 5s, 5/15/40	AA	1,000,000	1,144,830
Ser. B, 5s, 5/15/33	AA-	500,000	589,305

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	BBB+	750,000	1,085,243

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	AA-	1,190,000	926,225
zero %, 8/1/24	AA-	1,125,000	911,486
zero %, 8/1/23	AA-	1,065,000	897,944
zero %, 8/1/22	AA-	1,010,000	879,437

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A, 5s, 7/1/31	A+	500,000	590,625

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, 6 1/2s, 8/1/24	BBB/P	2,500,000	2,882,825

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5s, 8/15/30	AA-	530,000	630,493

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	AA-	5,500,000	4,952,420

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/27	A3	500,000	571,655

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5s, 5/1/40	A1	1,250,000	1,399,300

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5s, 8/1/43	A-	350,000	398,570

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Holding)
NATL, 6 1/4s, 7/1/17	AA-	1,840,000	1,954,926
NATL, U.S. Govt. Coll, 6 1/4s, 7/1/17 (Escrowed to Maturity)	AA-	1,840,000	1,959,140

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 1/4s, 1/1/24	AA-	1,000,000	1,103,690

Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA+	1,000,000	1,124,960

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	417,341

			57,711,259
Colorado (2.3%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	A-	2,000,000	2,070,760
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5s, 6/1/40	Baa1	1,000,000	1,111,630
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	1,850,000	2,017,351

Denver City & Cnty., Arpt. Rev. Bonds
(Sub. Syst.), Ser. B, 5 1/4s, 11/15/32	A2	1,500,000	1,807,800
Ser. B, 5s, 11/15/37	A1	500,000	577,160

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	3,525,000	1,886,756

			9,471,457
Connecticut (0.8%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.23s, 7/1/36	VMIG1	3,300,000	3,300,000

			3,300,000
Delaware (1.0%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.28s, 10/1/38	VMIG1	4,135,000	4,135,000

			4,135,000
District of Columbia (1.5%)

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds
(Green Bond), Ser. A, 5s, 10/1/45	AA+	2,500,000	2,958,900
Ser. B, 5s, 10/1/37	AA+	1,010,000	1,218,626

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Dulles Metrorail), 5s, 10/1/53	Baa1	2,000,000	2,183,340

			6,360,866
Florida (5.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7s, 4/1/39 (Prerefunded 4/1/19)	A2	1,250,000	1,469,963

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s, 10/1/29	A1	1,000,000	1,136,130

Citizens Property Insurance Corp. Rev. Bonds, Ser. A-1, 5s, 6/1/25	A1	1,200,000	1,491,984

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	360,000	370,591

Halifax Hosp. Med. Ctr. Rev. Bonds, 5s, 6/1/36	A-	1,375,000	1,590,531

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	AA-	6,000,000	6,066,471

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25 (Prerefunded 10/1/16)	Aa2	2,000,000	2,036,480

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/34	Aa3	1,000,000	1,139,570

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	1,000,000	1,126,350

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,000,000	1,117,160

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, AGM, 5s, 7/1/25	AA	500,000	598,660

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/23	A-/F	1,630,000	1,809,919

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	3,000,000	3,379,110

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	660,000	735,207

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	240,000	270,038

Tampa, Hlth. Syst. Rev. Bonds (Baycare), Ser. A, 5s, 11/15/46	Aa2	300,000	352,206

			24,690,370
Georgia (2.8%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/34	Aa3	200,000	236,020
5s, 1/1/32	Aa3	2,850,000	3,389,619

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	1,500,000	1,773,540
5s, 11/1/40	Aa3	3,000,000	3,539,730

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	900,000	1,030,725

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5 1/2s, 7/1/60	A+	1,500,000	1,782,420

			11,752,054
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,125,450

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5s, 10/1/30	AA	200,000	234,800

			1,360,250
Hawaii (0.1%)

HI State Dept. Budget & Fin. Rev. Bonds (Kahala Nui), 5 1/4s, 11/15/37	BBB/F	250,000	270,638

			270,638
Illinois (7.4%)

Chicago, G.O. Bonds
Ser. B-2, 5 1/2s, 1/1/37	BBB+	2,000,000	2,002,560
Ser. A, 5 1/4s, 1/1/33	BBB+	700,000	692,293

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/35	B+	750,000	633,765

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5s, 1/1/31	AA	500,000	541,940

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	700,000	819,581
Ser. D, 5 1/4s, 1/1/33	A2	1,000,000	1,180,450
Ser. F, 5s, 1/1/40	A2	1,045,000	1,153,095

Chicago, Sales Tax Rev. Bonds, 5s, 1/1/32	AA	1,000,000	1,076,310

Chicago, Waste Wtr. Transmission Rev. Bonds
5s, 1/1/44	A	500,000	535,060
(2nd Lien), 5s, 1/1/39	A	565,000	607,324
Ser. C, 5s, 1/1/33	A	405,000	447,792

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C
5s, 1/1/39	A	750,000	815,835
5s, 1/1/34	A	400,000	440,384

Chicago, Wtr. Wks Rev. Bonds, 5s, 11/1/39	A	675,000	730,769

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., NATL, 5 3/4s, 11/1/28 (Prerefunded 11/1/18)	Aaa	1,500,000	1,685,190
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,060,670
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	A	1,575,000	1,695,314

IL State G.O. Bonds
5 1/4s, 2/1/30	A-	500,000	551,730
5s, 3/1/34	A-	1,000,000	1,055,700
5s, 8/1/21	A-	1,000,000	1,111,160

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5s, 12/1/32	Aa3	2,000,000	2,407,580

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	AA-	5,500,000	4,612,080

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aa3	5,000,000	5,184,200

			31,040,782
Indiana (0.5%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5 3/4s, 1/1/29 (Prerefunded 1/1/19)	A1	1,000,000	1,129,080

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5 3/4s, 11/15/41	BBB+/F	1,000,000	1,104,300

			2,233,380
Kansas (0.4%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,569,276

			1,569,276
Kentucky (0.6%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	500,000	585,770

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6 1/4s, 6/1/39	A	800,000	896,568
Ser. B, 5 5/8s, 9/1/39	A	1,000,000	1,101,090

			2,583,428
Louisiana (0.2%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/23	A	800,000	940,608

			940,608
Maryland (0.8%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,169,800
(Peninsula Regl. Med. Ctr.), 5s, 7/1/45	A2	500,000	569,155
(Meritus Med. Ctr.), 5s, 7/1/40	BBB	500,000	571,365

			3,310,320
Massachusetts (4.1%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	1,000,000	1,117,680

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22 (Prerefunded 10/15/19)	BBB	700,000	839,342
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	2,000,000	2,306,880
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	531,765
(CareGroup), Ser. I, 5s, 7/1/38	A3	300,000	350,382

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,000,000	1,142,200

MA State Edl. Fin. Auth. Rev. Bonds, Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,128,960

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,281,940
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,028,263
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,872,783

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll., FHLMC Coll., 2 3/4s, 12/1/41	Aa2	515,000	527,139

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5s, 8/15/37	AA+	1,000,000	1,205,890

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,762,695

			17,095,919
Michigan (3.8%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,575,000	1,779,860

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/27	A2	1,000,000	1,196,630

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5s, 11/1/44	A1	1,000,000	1,153,420
Ser. H-1, 5s, 10/1/39	AA-	525,000	601,246
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5s, 7/1/35	BBB+	400,000	461,556
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5s, 7/1/34	BBB+	200,000	230,260
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	A-	140,000	160,779

MI State Hosp. Fin. Auth. Rev. Bonds, Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	1,000,000	1,155,790

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aa3	4,000,000	5,008,280

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5s, 10/1/25	AA	1,000,000	1,094,440

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/27	AA	1,775,000	1,909,758

Western MI U. Rev. Bonds, AGM, 5s, 11/15/28 (Prerefunded 5/15/18)	AA	1,000,000	1,084,640

			15,836,659
Minnesota (1.4%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, 5s, 1/1/32	A+	500,000	585,475

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5s, 11/15/44	A+	500,000	566,830

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4 7/8s, 8/1/25 (Prerefunded 8/1/18)	BBB+	1,350,000	1,471,325

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB	1,500,000	1,529,940

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	1,800,000	1,845,540

			5,999,110
Mississippi (0.9%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A2	1,750,000	1,904,385

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. D-1, GNMA Coll, FNMA Coll, FHLMC Coll., 6.1s, 6/1/38	Aaa	100,000	105,018

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. A, 0 1/4s, 12/1/30	VMIG1	1,520,000	1,520,000

			3,529,403
Missouri (1.4%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s, 6/1/39	A+	1,150,000	1,286,379

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,200,000	2,488,288

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (WA U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,160,000

			5,934,667
Nebraska (0.3%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5s, 9/1/32	A3	1,000,000	1,124,830

			1,124,830
Nevada (0.6%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	525,000	613,704

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB	475,000	519,888

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.38s, 6/1/42	VMIG1	1,190,000	1,190,000

			2,323,592
New Jersey (1.1%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5s, 7/1/39	AA	700,000	818,440

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,093,470

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5s, 1/1/33	A+	1,350,000	1,613,034

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. B, 5 1/4s, 6/15/36	A3	1,000,000	1,077,370

			4,602,314
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	980,000	1,030,970

			1,030,970
New York (8.7%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A
AGM, U.S. Govt. Coll., 5 3/4s, 5/1/28 (Prerefunded 5/1/18)	Aa2	2,275,000	2,501,363
AGM, 5 3/4s, 5/1/27 (Prerefunded 5/1/18)	Aa2	4,000,000	4,398,000

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	1,000,000	1,175,610

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/4s, 10/1/35	A3	1,000,000	1,272,820

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/36	AA-	3,000,000	3,499,740

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds, Ser. A, 5 1/4s, 11/15/34	AA	1,900,000	2,397,192

NY City, G.O. Bonds, Ser. D-1, 5s, 10/1/36	Aa2	1,400,000	1,639,316

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	Aa1	1,000,000	1,167,360

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. E-1
5s, 2/1/41	AAA	1,500,000	1,764,420
5s, 2/1/39	AAA	2,000,000	2,399,220

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1
5s, 7/15/43	Aa2	2,000,000	2,371,320
5s, 7/15/40	Aa2	910,000	1,068,158

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5s, 3/15/38	AAA	1,000,000	1,165,670

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,265,700

NY State Urban Dev. Corp. Rev. Bonds
(Personal Income Tax (Group C)), Ser. A, 5s, 3/15/37	AAA	2,000,000	2,398,440
(Personal Income Tax), Ser. A, 5s, 3/15/35	AAA	1,000,000	1,214,390

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa1	900,000	1,048,482

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	Aa2	1,000,000	1,082,200

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 5s, 11/15/41	Aa3	1,250,000	1,498,713

			36,328,114
North Carolina (0.5%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	500,000	545,360

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5 1/2s, 1/1/26 (Prerefunded 1/1/19)	AAA/F	1,500,000	1,681,665

			2,227,025
Ohio (4.1%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B-	500,000	478,860
5 3/8s, 6/1/24	B-	1,000,000	969,730

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Friendship Village of Dublin Oblig. Group), 5s, 11/15/34	A-/F	700,000	787,290

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5s, 12/1/32	A2	2,000,000	2,247,580

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. C-2, AGM, 5s, 4/1/24	AA	2,000,000	2,167,480

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	734,539

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5s, 11/1/28	Aaa	280,000	292,222

OH State Rev. Bonds (Northeast OH Regl. Swr. Dist.), 5s, 11/15/44	Aa1	1,915,000	2,242,216

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (4/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3 5/8s, 10/1/33	Baa3	1,000,000	1,040,110

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,000,000	1,168,680

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	700,000	837,676
5s, 2/15/48	A1	1,250,000	1,427,838

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	1,550,000	1,623,672

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5s, 2/15/33	A2	500,000	593,855

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5 3/4s, 7/1/33	A	500,000	598,640

			17,210,388
Oklahoma (0.8%)

OK State Tpk. Auth. VRDN, Ser. F, 0.3s, 1/1/28	VMIG1	3,415,000	3,415,000

			3,415,000
Oregon (0.3%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	370,000	399,604

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Aa3	750,000	863,513

			1,263,117
Pennsylvania (6.5%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5 1/4s, 12/1/32	AA-	670,000	815,511

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	500,000	561,325

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA-	3,000,000	3,422,130

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5s, 5/1/29	Baa3	300,000	330,255

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	2,500,000	2,850,600

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/30	A	3,000,000	3,542,610

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5s, 1/1/27	A-	950,000	975,565

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5 1/4s, 11/15/16	BBB+	1,100,000	1,126,510

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A1	1,900,000	2,120,324

PA State Higher Edl. Fac. Auth. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	760,000	803,426

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5s, 6/15/33	AA	1,885,000	2,199,437

PA State Tpk. Comm. Rev. Bonds, Ser. A, 5s, 12/1/38	A1	650,000	752,960

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s, 8/1/40	A-	1,400,000	1,561,140

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, 5s, 11/1/26	A1	2,220,000	2,660,936

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	1,225,000	1,385,426

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,494,688

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5s, 11/1/40	A-	500,000	564,590

			27,167,433
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB+/F	1,000,000	1,052,110

			1,052,110
South Carolina (1.6%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,682,920
Ser. A, 5 1/2s, 12/1/54	AA-	1,000,000	1,176,510

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5s, 12/1/37	AA-	1,500,000	1,767,720

			6,627,150
Tennessee (0.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	2,091,647

Metro. Govt. Nashville & Davidson Ctny. Hlth. & Edl. Fac. Board Rev. Bonds (Vanderbilt U. Med. Ctr.), Ser. A, 5s, 7/1/40	A3	300,000	349,335

			2,440,982
Texas (11.3%)

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	BBB+	300,000	346,527

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,586,700

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5s, 12/1/46	AA+	2,500,000	2,968,325

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), FNMA Coll., FHLMC Coll., PSFG, 6s, 2/15/27 (Prerefunded 2/15/18)	Aaa	2,500,000	2,730,750

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	1,015,569

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/38	Baa3	500,000	539,155

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.28s, 12/1/24	A-1+	1,300,000	1,300,000

Houston, Util. Syst. Rev. Bonds
Ser. D, 5s, 11/15/39	Aa2	1,000,000	1,173,360
Ser. B, 5s, 11/15/36	Aa2	3,000,000	3,637,950

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30 (Prerefunded 2/15/18)	Aaa	1,500,000	1,611,975

Leander, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5s, 8/15/40	AAA	2,000,000	2,380,740

Matagorda Cnty., Poll. Control Rev. Bonds (Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	600,000	672,654

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5s, 4/1/35	Baa3	800,000	887,904
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/29	Baa3	500,000	551,045
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	530,000	602,923

North TX, Thruway Auth. Rev. Bonds (First Tier), Ser. A, 6 1/4s, 1/1/24	A1	3,500,000	3,975,825

North TX, Tollway Auth. Rev. Bonds, Ser. A, NATL, 5 1/8s, 1/1/28	AA-	1,500,000	1,595,595

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/1/30 (Prerefunded 2/1/18)	Aaa	1,000,000	1,073,030

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5 1/2s, 8/1/25	BBB+	1,000,000	1,245,210

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A/F	1,000,000	1,040,420

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	Baa1	1,000,000	1,211,900

TX Private Activity Surface Trans. Corp. Rev. Bonds (LBJ Infrastructure), 7s, 6/30/40	Baa3	500,000	599,415

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5s, 10/1/44	Aaa	4,750,000	5,637,490

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,000,000	1,144,940

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A3	2,150,000	2,411,376

TX State Wtr. Dev. Board Rev. Bonds, Ser. A
5s, 10/15/45	AAA	1,500,000	1,790,100
5s, 4/15/23	AAA	2,000,000	2,487,020

			47,217,898
Vermont (0.2%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5s, 12/1/36	A3	750,000	877,440

			877,440
Washington (2.3%)

WA State G.O. Bonds, Ser. A-1, 5s, 8/1/37	Aa1	750,000	897,683

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,759,600

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,188,470
Ser. B, NATL, 5s, 2/15/27	AA-	965,000	1,006,775
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	810,000	820,708

WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, NATL, 7 1/8s, 7/1/16 (escrowed to maturity)	Aa1	3,000,000	3,031,530

			9,704,766
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa1	500,000	557,415

			557,415
Wisconsin (1.2%)

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,292,100

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	1,250,000	1,444,563
(Three Pillars Sr. Living), 5s, 8/15/33	A-/F	1,000,000	1,091,590

			4,828,253
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5 1/4s, 7/15/26	A1	1,800,000	2,026,224

			2,026,224
TOTAL INVESTMENTS

Total investments (cost $373,999,300)(b)			$409,160,290

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $417,533,093.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $373,914,625, resulting in gross unrealized appreciation and depreciation of $35,345,855 and $100,190, respectively, or net unrealized appreciation of $35,245,665.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	17.7%
	Health care	14.9
	Transportation	13.3
	Prerefunded	10.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$409,160,290	$—

Totals by level	$—	$409,160,290	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016